Other Long-Term Financial Liabilities	12 Months Ended
Dec. 31, 2024
Other Long-Term Financial Liabilities [Abstract]
OTHER LONG-TERM FINANCIAL LIABILITIES

22. OTHER LONG-TERM FINANCIAL LIABILITIES

As at December 31,	2024	2023
Security deposits	$1,069	$1,189
Derivative liabilities (Note 24)	617,135	—
Satellite performance incentive payments	12,352	13,749
Other long-term financial liabilities	$630,556	$14,938

Derivative liabilities

As consideration for making available the loan facility, Telesat LEO Inc., before the initial draw on the loan, on November 15, 2024, entered into warrant agreements with the lenders that irrevocably grant Telesat Lightspeed Warrants equivalent to 11.87% of common shares in the common shares of Telesat LEO Inc. on a fully diluted basis. The Telesat Lightspeed Financing Warrants entitle the Government of Canada to acquire 10% and Government of Quebec to acquire 1.87% of its total shares on fully diluted basis, which were fair valued upon the completion of the conditions precedent.

The movements in Telesat Lightspeed Financing Warrants were as follows:

	Government of Canada	Government of Quebec	Total
Issuance on November 15, 2024 (Note 22)	$509,118	$95,162	$604,280
Change in fair value	10,843	2,027	12,870
Impact of foreign exchange	(13)	(2)	(15)
Balance on December 31, 2024	$519,948	$97,187	$617,135

Fair value

The Company measured the fair value of the Telesat Lightspeed Financing Warrants using an American-styles option pricing model which uses a number of unobservable inputs. Some of the inputs requiring significant assumptions and judgements include the value of the Telesat Leo Inc. business and the volatility.

Sensitivity

As a part of valuation of the Telesat Lightspeed Warrants, the Company assesses the impact of the changes in volatility.

As of November 15, 2024, the decrease in the volatility by 10% would result in a decrease in the value of the total Telesat Lightspeed Warrants of $25.0 million.

As of December 31, 2024, the decrease in the volatility by 10% would result in a decrease in the value of the total Telesat Lightspeed Warrants of $25.3 million.

Changes in amounts in the assumptions generally cannot be extrapolated because the relationship of the change in assumption to the change in amounts may not be linear. The sensitivities have been calculated independently of changes in other key variables. Changes in one factor may result in changes in another, which could amplify or reduce certain sensitivities.

Actual operating results for the value of Telesat LEO Inc. business and the volatility could differ from the estimated balances used in the impairment analysis, and had different estimates been used, it could have resulted in a different fair value.